Offerings	Feb. 20, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (1)
Maximum Aggregate Offering Price	$ 599,996
Fee Rate	0.01381%
Amount of Registration Fee	$ 82.86
Offering Note	Includes 200,000 shares of common stock that the underwriters have the option to purchase.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Warrants (3)
Amount Registered | shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Includes 200,000 shares of common stock that the underwriters have the option to purchase.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.No separate registration fee required pursuant to Rule 457(g) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of common stock issuable upon exercise of common warrants
Maximum Aggregate Offering Price	$ 3,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 414.31
Offering Note	Includes 200,000 shares of common stock that the underwriters have the option to purchase.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriter's Warrants(3)
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | $ / shares	0
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Includes 200,000 shares of common stock that the underwriters have the option to purchase.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.No separate registration fee required pursuant to Rule 457(g) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of Underwriter's warrant
Maximum Aggregate Offering Price	$ 37,495
Fee Rate	0.01381%
Amount of Registration Fee	$ 5.18
Offering Note	Includes 200,000 shares of common stock that the underwriters have the option to purchase.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended.